UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08030

Name of Fund:	Royce Micro-Cap Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2009

Date of reporting period: 9/30/2009

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 106.6%

Consumer Products – 7.0%
Apparel, Shoes and Accessories - 2.1%
K-Swiss Cl. A [a]	47,400	$416,646
Movado Group	167,140	2,428,544
Steven Madden [a]	10,300	379,143
True Religion Apparel [a,b]	12,300	318,939
Weyco Group	48,000	1,099,200
Yamato International	40,000	179,135

		4,821,607

Consumer Electronics - 0.6%
DTS [a]	50,000	1,369,000

Food/Beverage/Tobacco - 1.5%
Heckmann Corporation [a,b]	200,000	916,000
Seneca Foods Cl. A [a]	51,400	1,408,360
Seneca Foods Cl. B [a]	42,500	1,192,550

		3,516,910

Health, Beauty and Nutrition - 0.2%
NutriSystem	37,700	575,302

Home Furnishing and Appliances - 2.6%
American Woodmark	72,000	1,392,480
Ethan Allen Interiors	66,600	1,098,900
Flexsteel Industries	172,500	1,447,275
Lumber Liquidators [a,b]	29,900	648,531
Natuzzi ADR [a]	409,800	1,122,852
Universal Electronics [a]	21,000	428,820

		6,138,858

Total		16,421,677

Consumer Services – 3.9%
Online Commerce - 0.5%
Alloy [a]	36,002	243,733
CryptoLogic	88,300	521,853
Knot (The) [a]	10,000	109,200
1-800-FLOWERS.COM Cl. A [a]	59,140	204,033

		1,078,819

Restaurants and Lodgings - 0.0%
Benihana Cl. A [a]	16,300	93,399

Retail Stores - 3.3%
America’s Car-Mart [a]	92,800	2,222,560
Build-A-Bear Workshop [a,b]	7,600	37,012
Charming Shoppes [a,b]	316,200	1,552,542
China Nepstar Chain Drugstore ADR	34,700	210,976
dELiA*s [a]	75,000	161,250
DSW Cl. A [a,b]	18,500	295,445
Le Chateau Cl. A	27,900	323,131
Stein Mart [a,b]	178,900	2,273,819
West Marine [a]	86,000	675,960

		7,752,695

Other Consumer Services - 0.1%
Shutterfly [a,b]	10,000	166,300

Total		9,091,213

Diversified Investment Companies – 0.9%
Closed-End Funds - 0.9%
Central Fund of Canada Cl. A	131,700	1,745,025
Urbana Corporation [a]	237,600	366,170

Total		2,111,195

Financial Intermediaries – 9.0%
Banking - 4.3%
Alliance Bancorp, Inc. of Pennsylvania	50,420	438,150
B of I Holding [a,b]	100,000	842,000
BCB Holdings [a]	806,207	1,578,340
Cass Information Systems	15,000	447,900
Centrue Financial	66,600	251,748
CFS Bancorp	75,000	355,500
Chemung Financial	40,000	818,000
Commercial National Financial	20,000	316,600
Fauquier Bankshares	135,800	1,967,742
Financial Institutions	36,000	358,920
First Bancorp	40,200	747,720
HopFed Bancorp	61,000	625,250
LCNB Corporation	30,000	329,700
Wilber Corporation (The)	126,850	1,065,540

		10,143,110

Insurance - 1.0%
Greenlight Capital Re Cl. A [a]	13,500	253,800
Hilltop Holdings [a]	121,400	1,488,364
Independence Holding	95,800	563,304

		2,305,468

Real Estate Investment Trusts - 0.2%
Vestin Realty Mortgage II [a]	184,391	532,890

Securities Brokers - 3.0%
Cowen Group [a]	123,600	880,032
Diamond Hill Investment Group [a]	8,000	463,760
FBR Capital Markets [a,b]	366,600	2,173,938
International Assets Holding [a,b]	12,000	198,120
Sanders Morris Harris Group	199,000	1,176,090
Thomas Weisel Partners Group [a]	376,200	2,008,908

		6,900,848

Securities Exchanges - 0.5%
Bolsa Mexicana de Valores [a]	948,500	1,173,590

Total		21,055,906

Financial Services – 8.6%
Diversified Financial Services - 0.8%
Encore Capital Group [a]	32,000	430,400
FCStone Group [a]	18,000	86,760
World Acceptance [a,b]	56,251	1,418,088

		1,935,248

Information and Processing - 0.4%
Value Line	32,487	1,002,874

Insurance Brokers - 0.1%
Western Financial Group	148,000	312,408

Investment Management - 4.3%
BKF Capital Group [a]	130,200	131,502
Dundee Corporation Cl. A [a,b]	140,200	1,461,385
Endeavour Financial [b]	393,200	613,313
Epoch Holding Corporation	196,500	1,719,375
Evercore Partners Cl. A	13,600	397,392
JZ Capital Partners	210,666	870,308
MVC Capital	136,200	1,195,836
Queen City Investments [a]	948	1,042,800
Sceptre Investment Counsel	78,000	404,334
U.S. Global Investors Cl. A	91,500	1,128,195
VZ Holding	15,000	1,088,488

		10,052,928

Special Purpose Acquisition Corporation - 2.8%
Prospect Acquisition [a]	500,000	4,950,000
Prospect Acquisition (Units) [a]	50,000	514,000
Shellproof [a]	39,192	18,790
Westway Group	220,000	990,000

		6,472,790

Specialty Finance - 0.2%
NGP Capital Resources	68,080	494,261

Total		20,270,509

Health – 8.4%
Commercial Services - 0.5%
PAREXEL International [a]	40,000	543,600
PDI [a,b]	104,800	479,984

		1,023,584

Drugs and Biotech - 1.1%
Anadys Pharmaceuticals [a]	65,400	172,002
Hi-Tech Pharmacal [a]	24,200	543,048
Simcere Pharmaceutical Group ADR [a,b]	25,700	204,572
Sinovac Biotech [a,b]	25,000	207,250
Strategic Diagnostics [a]	150,000	264,000
Theragenics Corporation [a]	306,900	491,040
ViroPharma [a]	77,000	740,740

		2,622,652

Health Services - 2.3%
Advisory Board (The) [a]	51,700	1,299,738
Air Methods [a,b]	8,007	260,788
Computer Programs and Systems	3,800	157,358
eResearch Technology [a]	127,000	889,000
Gentiva Health Services [a]	23,000	575,230
HMS Holdings [a,b]	11,900	454,937
On Assignment [a]	41,100	240,435
PharMerica Corporation [a,b]	40,000	742,800
Psychemedics Corporation	37,500	232,500
Res-Care [a]	28,980	411,806
U.S. Physical Therapy [a]	10,000	150,700

		5,415,292

Medical Products and Devices - 4.5%
Allied Healthcare Products [a]	226,798	1,065,951
Atrion Corporation	5,500	794,200
CAS Medical Systems [a,b]	62,600	95,152
Cynosure Cl. A [a]	18,500	215,525
Exactech [a,b]	121,000	1,904,540
Kensey Nash [a]	20,000	579,000
Medical Action Industries [a]	125,250	1,511,767
MEDTOX Scientific [a]	20,000	182,000
NMT Medical [a]	228,500	470,710
Palomar Medical Technologies [a]	8,000	129,680
Syneron Medical [a]	69,200	789,572
Utah Medical Products	42,300	1,240,236
Young Innovations	61,450	1,616,749

		10,595,082

Total		19,656,610

Industrial Products – 20.5%
Automotive - 0.9%
Norstar Founders Group [a,c]	771,500	36,335
SORL Auto Parts [a]	48,810	251,372
US Auto Parts Network [a,b]	280,900	1,530,905
Wonder Auto Technology [a]	26,000	312,000

		2,130,612

Building Systems and Components - 2.4%
AAON	73,000	1,465,840
Apogee Enterprises	57,900	869,658
Drew Industries [a,b]	90,000	1,952,100
LSI Industries	79,812	530,750
NCI Building Systems [a,b]	42,000	134,400
Preformed Line Products	16,000	640,800

		5,593,548

Construction Materials - 2.0%
Ash Grove Cement	8,000	1,352,000
Louisiana-Pacific Corporation [a]	25,000	166,750
Monarch Cement	52,303	1,642,314
Trex Company [a,b]	90,000	1,638,000

		4,799,064

Industrial Components - 1.6%
Deswell Industries [b]	574,371	2,211,328
Graham Corporation	34,500	536,475
Powell Industries [a]	26,800	1,028,852

		3,776,655

Machinery - 5.7%
Burnham Holdings Cl. A	95,000	1,016,500
Columbus McKinnon [a]	10,100	153,015
Eastern Company (The)	39,750	632,025
Flow International [a]	40,000	103,600
FreightCar America	11,000	267,300
Hardinge	260,000	1,612,000
Hollysys Automation Technologies [a]	185,192	1,757,472
Hurco Companies [a]	56,666	967,855
Jinpan International	26,112	835,845
K-Tron International [a]	8,426	802,240
Sun Hydraulics	65,425	1,377,851
Tennant Company	92,300	2,682,238
Williams Controls [a]	125,000	1,122,500

		13,330,441

Metal Fabrication and Distribution - 3.0%
Central Steel & Wire	1,088	707,200
CompX International Cl. A	107,500	780,450
Encore Wire	15,000	335,100
Foster (L.B.) Company Cl. A [a]	11,100	339,438
Friedman Industries	2,025	12,150
Fushi Copperweld [a,b]	36,583	309,492
Haynes International [a]	3,100	98,642
Ladish Company [a]	45,000	680,850
NN [a]	114,300	530,352
Olympic Steel	22,000	631,180
RTI International Metals [a]	101,900	2,538,329

		6,963,183

Miscellaneous Manufacturing - 1.9%
AZZ [a]	2,000	80,340
PMFG [a]	143,800	1,849,268
Quixote Corporation [a,b]	183,400	456,666
Raven Industries	58,400	1,561,032
Synalloy Corporation	58,200	552,318

		4,499,624

Pumps, Valves and Bearings - 0.2%
CIRCOR International	14,000	395,640

Specialty Chemicals and Materials - 2.3%
Aceto Corporation	72,219	476,645
Balchem Corporation	42,250	1,111,175
Hawkins	69,866	1,632,070
Park Electrochemical	15,400	379,610
Rogers Corporation [a]	58,400	1,750,248

		5,349,748

Textiles - 0.4%
Interface Cl. A	27,000	224,100
J.G. Boswell Company	1,490	715,200

		939,300

Other Industrial Products - 0.1%
Research Frontiers [a,b]	50,000	206,000

Total		47,983,815

Industrial Services – 12.6%
Advertising and Publishing - 0.2%
Voyager Learning [a,b]	125,000	571,250

Commercial Services - 4.8%
Acacia Research-Acacia Technologies [a]	72,290	629,646
ATC Technology [a]	25,200	497,952
CBIZ [a]	47,000	350,620
Diamond Management & Technology Consultants	138,100	945,985
Forrester Research [a]	54,900	1,462,536
Global Sources [a]	33,330	228,977
Heidrick & Struggles International	10,000	232,600
Heritage-Crystal Clean [a,b]	118,283	1,508,109
Kforce [a]	55,000	661,100
Rentrak Corporation [a]	13,300	237,538
Spherion Corporation [a]	436,600	2,711,286
Team [a]	79,400	1,345,830
Waste Services [a]	79,352	366,606

		11,178,785

Engineering and Construction - 2.1%
Cavco Industries [a]	9,400	333,700
Exponent [a]	58,400	1,645,128
Insituform Technologies Cl. A [a,b]	34,300	656,502
Integrated Electrical Services [a]	132,000	1,062,600
Layne Christensen [a,b]	11,700	374,985
Skyline Corporation	32,100	724,176
Sterling Construction [a]	11,700	209,547

		5,006,638

Food, Tobacco and Agriculture - 1.1%
Cal-Maine Foods [b]	22,500	602,325
Farmer Bros.	42,400	877,680
Hanfeng Evergreen [a]	25,000	141,503
Origin Agritech [a]	180,688	879,950
Zhongpin [a,b]	12,300	181,056

		2,682,514

Industrial Distribution - 1.0%
Houston Wire & Cable	67,375	744,494
Lawson Products	63,800	1,110,758
Toshin Group	20,000	374,311

		2,229,563

Printing - 0.7%
Bowne & Co.	68,989	531,215
Courier Corporation	30,450	461,317
CSS Industries	18,043	356,710
Multi-Color Corporation	24,664	380,566

		1,729,808

Transportation and Logistics - 2.6%
Forward Air	50,700	1,173,705
Frozen Food Express Industries	157,000	460,010
Marten Transport [a]	8,550	145,863
Pacer International [a]	35,000	135,100
Patriot Transportation Holding [a,b]	19,000	1,434,500
Transat A.T. Cl. B [a]	37,000	583,692
Universal Truckload Services	134,200	2,215,642

		6,148,512

Other Industrial Services - 0.1%
American Ecology	6,000	112,200

Total		29,659,270

Natural Resources – 11.2%
Energy Services - 4.3%
CE Franklin [a,b]	67,650	464,079
Dawson Geophysical [a]	53,213	1,456,972
Dril-Quip [a]	22,500	1,116,900
Gulf Island Fabrication	29,116	545,634
ION Geophysical [a]	93,500	329,120
Lufkin Industries	1,000	53,180
North American Energy Partners [a]	50,000	300,000
OYO Geospace [a,b]	7,130	184,168
Pason Systems	139,200	1,618,680
Pioneer Drilling [a]	57,500	422,050
T-3 Energy Services [a]	29,150	574,255
Tesco Corporation [a]	50,000	399,000
Willbros Group [a]	159,200	2,424,616
World Energy Solutions [a]	72,920	239,178

		10,127,832

Oil and Gas - 0.4%
Approach Resources [a]	12,000	108,960
GeoMet [a,b]	75,000	126,750
GeoResources [a,b]	30,000	331,500
Rosetta Resources [a]	30,000	440,700

		1,007,910

Precious Metals and Mining - 3.5%
Alamos Gold [a]	47,100	414,404
Allied Nevada Gold [a]	123,700	1,211,023
Aurizon Mines [a,b]	197,000	858,920
Brush Engineered Materials [a]	27,000	660,420
Chesapeake Gold [a]	20,000	79,018
Exeter Resource [a,b]	210,000	961,800
Gammon Gold [a]	83,836	713,444
Golden Star Resources [a,b]	168,100	566,497
Horsehead Holding Corporation [a]	13,800	161,736
Midway Gold [a]	345,000	241,676
Minefinders Corporation [a]	36,000	350,640
New Gold [a]	141,200	535,148
Northgate Minerals [a]	270,000	723,600
Seabridge Gold [a]	16,700	477,620
Victoria Gold [a]	200,000	83,127
Vista Gold [a,b]	50,000	119,000

		8,158,073

Real Estate - 3.0%
Avatar Holdings [a]	45,104	856,976
Consolidated-Tomoka Land	29,100	1,114,530
Kennedy-Wilson [a,b]	21,500	797,650
PICO Holdings [a]	45,700	1,524,095
Pope Resources L.P.	48,505	1,168,485
Tejon Ranch [a,b]	54,000	1,386,720
ZipRealty [a]	25,000	105,000

		6,953,456

Total		26,247,271

Technology – 19.5%
Aerospace and Defense - 2.2%
Ducommun	72,100	1,363,411
HEICO Corporation	33,600	1,456,896
Innovative Solutions and Support [a]	100,000	501,000
Integral Systems [a]	171,682	1,184,606
SIFCO Industries [a]	45,800	673,260

		5,179,173

Components and Systems - 3.9%
Frequency Electronics [a]	275,000	1,273,250
Methode Electronics	206,400	1,789,488
Newport Corporation [a]	55,900	489,684
OPTEX Company	35,000	431,237
Richardson Electronics	250,900	1,279,590
Rimage Corporation [a]	79,200	1,353,528
Silicon Graphics International [a]	90,000	603,900
Technitrol	150,000	1,381,500
TransAct Technologies [a]	78,600	416,580

		9,018,757

Distribution - 0.3%
Agilysys	90,000	593,100
ScanSource [a,b]	7,600	215,232

		808,332

Internet Software and Services - 1.0%
ActivIdentity Corporation [a,b]	110,000	304,700
DealerTrack Holdings [a]	31,000	586,210
iPass	210,000	289,800
Marchex Cl. B	138,200	678,562
WebMediaBrands [a]	525,000	378,000

		2,237,272

IT Services - 4.7%
AsiaInfo Holdings [a]	14,200	283,574
Computer Task Group [a]	256,100	2,076,971
iGATE Corporation	258,400	2,217,072
Sapient Corporation [a]	500,000	4,020,000
Syntel	43,300	2,066,709
Yucheng Technologies [a]	55,060	394,780

		11,059,106

Semiconductors and Equipment - 2.9%
Advanced Energy Industries [a]	7,600	108,224
ATMI [a]	6,400	116,160
Coherent [a]	34,000	792,880
Exar Corporation [a]	121,208	890,879
Ikanos Communications [a]	75,000	174,750
Micrel	80,000	652,000
Microtune [a]	362,000	658,840
PLX Technology [a]	80,000	269,600
Rofin-Sinar Technologies [a]	37,000	849,520
TTM Technologies [a]	114,400	1,312,168
Virage Logic [a,b]	200,000	1,042,000

		6,867,021

Software - 3.0%
ACI Worldwide [a]	69,600	1,053,048
American Software Cl. A	63,700	415,961
Bottomline Technologies [a]	28,600	368,940
Double-Take Software [a]	22,400	228,256
Fundtech [a]	51,000	592,620
Pegasystems	84,000	2,900,520
Phoenix Technologies [a,b]	32,310	117,931
PLATO Learning [a]	160,000	691,200
SourceForge [a,b]	600,000	756,000

		7,124,476

Telecommunications - 1.5%
Anaren [a]	8,000	136,000
Atlantic Tele-Network	14,700	785,274
Cogo Group [a,b]	11,700	71,604
Diguang International Development [a]	230,000	57,500
Globecomm Systems [a]	22,730	165,247
PC-Tel [a]	44,100	275,625
ViaSat [a]	46,812	1,244,263
Zhone Technologies [a]	1,331,600	665,800

		3,401,313

Total		45,695,450

Miscellaneous [d] – 5.0%
Total		11,664,315

TOTAL COMMON STOCKS
(Cost $200,930,450)		249,857,231

PREFERRED STOCK – 0.5%
Seneca Foods Conv. [a]
(Cost $578,719)	45,409	1,271,452

REPURCHASE AGREEMENT – 18.9%
State Street Bank & Trust Company,
0.01% dated 9/30/09, due 10/1/09,
maturity value $44,250,012 (collateralized
by obligations of various U.S. Government
Agencies, 3.625% due 10/18/13, valued at
$45,357,750)
(Cost $44,250,000)		44,250,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 4.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.1287%)
(Cost $11,187,924)		11,187,924

TOTAL INVESTMENTS – 130.8%
(Cost $256,947,093)		306,566,607

LIABILITIES LESS CASH AND OTHER ASSETS – (5.2)%		(12,203,665)

PREFERRED STOCK – (25.6)%		(60,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$234,362,942

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at September 30, 2009. Total market value of loaned securities at September 30, 2009 was $10,737,792.
[c]
A security for which market quotations are not readily available represents 0.0% of net assets. This security has been valued at its fair value under procedures established by the Fund’s Board of Directors.

[d]	Includes securities first acquired in 2009 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION:  The cost of total investments for Federal income tax purposes was $257,430,582. At September 30, 2009, net unrealized appreciation for all securities was $49,136,025, consisting of aggregate gross unrealized appreciation of $79,543,150 and aggregate gross unrealized depreciation of $30,407,125. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:
	Level 1	Level 2	Level 3	Total

Equities	$224,801,829	$26,290,519	$36,335	$251,128,683
Cash Equivalents		55,437,924		55,437,924

Level 3 Reconciliation:

		Change in
		unrealized
	Balance as of	appreciation				Realized Gain	Balance as of
	12/31/08	(depreciation)	Purchases	Transfers In	Sales	(Loss)	9/30/09

Equities	-	$168,034	$23,754	$74,554	$3	$(230,004)	$36,335

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the nine months ended September 30, 2009:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/08	12/31/08	Purchases	Sales	Gain (Loss)	Income	9/30/09	9/30/09

Deswell Industries *	824,371	$1,096,413	-	$710,000	$(352,375)	$31,195

		$1,096,413			$(352,375)	$31,195

* Not an Affiliated Company at September 30, 2009.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

        Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date:  November 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date:  November 17, 2009

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date:  November 17, 2009